Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (2,545,615)	$ (3,781,510)	$ (16,266,272)	$ (8,176,662)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	245,649	223,996	692,489	903,291
Stock-based compensation	71,874	104,802	321,223	387,892
(Gain) loss on revaluation of derivative liabilities, net	(215,956)	593,717	506,195	(3,759,146)
Gain on settlement of derivative liability			(1,012,351)
Interest converted to principal on convertible promissory notes	23,611	206,712	547,866	801,645
Provision for excess and obsolete inventory	(123,221)	(260)	(77,568)	59,175
Amortization of debt discount	79,716	629,361	2,121,593	1,185,547
Loss on extinguishment of debt			4,970,410
Issuance of warrants due to organic change			2,553,318
Gain on liquidation of subsidiary			(3,386,297)
Change in operating assets and liabilities:
Accounts receivable	(667,312)	(105,529)	(60,921)	(278,457)
Inventories	91,322	46,942	280,404	190,299
Prepaid expenses and other assets	97,215	(116,991)	(51,532)	146,783
Accounts payable	388,401	136,434	506,464	(298,086)
Accrued payroll and related costs	176,569	67,466	52,535	(411,506)
Other accrued expenses	172,908	249,259	81,230	381,337
Net cash used in operating activities	(2,204,839)	(1,745,601)	(8,221,214)	(8,867,888)
Cash flows from investing activities:
Purchase of property and equipment	(85,122)	(20,713)	(91,545)	(54,767)
Cash of former subsidiary transferred to liquidator			(433,411)
Acquisition of business	(2,000,000)
Net cash used in investing activities	(2,085,122)	(20,713)	(524,956)	(54,767)
Cash flows from financing activities:
Net proceeds from issuance of Series 1 convertible preferred stock, common stock and warrants			13,393,162
Purchase of Series B convertible preference shares of former subsidiary			(70,000)
Net cash provided by financing activities			13,323,162
Effect of exchange rates on cash		(12,274)	(197,099)	134,236
Net increase (decrease) in cash and cash equivalents	(4,289,961)	(1,778,588)	4,379,893	(8,788,419)
Cash and cash equivalents at beginning of the period	10,708,646	6,328,753	6,328,753	15,117,172
Cash and cash equivalents at end of the period	6,418,685	4,550,165	10,708,646	6,328,753
Supplemental disclosures of cash flow information:
Cash paid for interest		4,341	4,341
Cash paid for income taxes	3,100	11,132	28,559	41,467
Cash (received) for income taxes			(1,051)	(25,539)
Supplemental disclosure of non-cash investing and financing activities:
Issuance of promissory note, net of debt discount, in business acquisition	1,100,000
Initial valuation of revenue earn-out contingency in business acquisition	410,000
Exchange of convertible promissory notes for common stock and Series 1 convertible preferred stock			6,035,360
Exchange of Series A-1 convertible preferred stock for common stock and Series 1 convertible preferred stock			9,838,569
Issuance of warrants classified as liabilities to placement agent			1,147,021
Accretion on Series 1 convertible preferred stock associated with beneficial conversion feature			898,623
Issuance of long-term debt, net of debt discount, upon liquidation of subsidiary			1,656,684
Extinguishment of Series C convertible preference shares upon liquidation of subsidiary			$ 4,993,728